MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 3,995	$ 6,181
Purchases of mortgage-backed securities			$ 21,954
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	(12)	28	$ 127
Mortgage-backed securities pledged as collateral	107,400	114,900
Mortgage-backed securities pledged as collateral, fair value	107,800	115,700
Mortgage-backed securities pledged as collateral, excess fair value	2,400	2,500
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	108,331	115,857
Decrease in mortgage-backed securities	7,500
Additional credit impairment charge on its private-label CMO portfolio	28
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	107,448	114,899
Repayments of mortgage-backed securities	7,500
Purchases of mortgage-backed securities	12
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	883	$ 958
Repayments of mortgage-backed securities	$ 185